3. Loans, Allowance for Loan Losses and Credit Quality (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Commercial & industrial	$ 80,766,693	$ 77,110,747
Commercial real estate	235,318,148	207,044,227
Residential real estate - 1st lien	165,665,175	168,184,135
Residential real estate - Junior (Jr) lien	44,544,987	45,256,862
Consumer	5,088,491	5,268,680
Gross Loans	531,383,494	502,864,651
Allowance for loan losses	5,602,541	5,438,099	$ 5,278,445
Deferred net loan costs	(363,614)	(318,651)
Net loans	$ 526,144,567	$ 497,745,203